UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Vista Capital Partners, Inc.
      9755 S.W. Barnes Road, Suite 595
      Portland, OR   97225


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Douglas E. Johanson
Title: Chief Compliance Officer
Phone: 503-772-9500

Signature, Place, and Date of Signing:

   Douglas E. Johanson        Portland, OR              4.12.2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0
                                                  -----------------------

Form 13F Information Table Entry Total:                   31
                                                  -----------------------

Form 13F Information Table Value Total:             $210062 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Vista Capital Partners, Inc.
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

Analog Devices Inc                 COM       032654105       757        19                  Sole                  19
Berkshire Hathaway Cl B            CLASS B   084670108       225         3                  Sole                   3
Cascade Corp                       COM       147195101       768        17                  Sole                  17
Energizer Hldgs Inc                COM       29266R108       273         4                  Sole                   4
Exxon Mobil                        COM       30231G102       363         4                  Sole                   4
G & K Services Inc Cl A            CLASS A   361268105       204         6                  Sole                   6
Hewlett Packard Co                 COM       428236103       470        11                  Sole                  11
International Business Machs       COM       459200101       446         3                  Sole                   3
Intel Corp                         COM       458140100       988        49                  Sole                  49
iShares Barclays Agg. Bond Ind     ETF       464287226       418         4                  Sole                   4
iShares Barclays 3-7 Yr TSY Bo     ETF       464288661      6334        55                  Sole                  55
iShares Barclays TIP Bond Fund     ETF       464287176      5470        50                  Sole                  50
iShares MSCI EAFE Index Fund       ETF       464287465       880        15                  Sole                  15
iShares Russell 1000 Growth In     ETF       464287614       204         3                  Sole                   3
iShares Russell 1000 Value Ind     ETF       464287598       396         6                  Sole                   6
iShares Russell 2000 Index Fun     ETF       464287655       210         2                  Sole                   2
iShares Russell Microcap Index     ETF       464288869       493         9                  Sole                   9
McDonalds Corp                     COM       580135101       581         8                  Sole                   8
Microsoft Corp                     COM       594918104       358        14                  Sole                  14
Patterson Companies Inc            COM       703395103      1598        50                  Sole                  50
Pepsico Inc                        COM       713448108       578         9                  Sole                   9
Schwab Strategic Tr Intrm Trm Tres ETF       808524854       595        12                  Sole                  12
Schwab Strategic Tr US TIPS        ETF       808524870       239         5                  Sole                   5
Spdr Index Shs Fds DJ Intl RL      ETF       78463X863       555        14                  Sole                  14
Starbucks                          COM       855244109       420        11                  Sole                  11
Vanguard Index Funds Small Cp      ETF       922908751     32294       409                  Sole                 409
Vanguard Index Fds REIT Etf        ETF       922908553     21660       370                  Sole                 370
Vanguard Index Fds Stk Mrk ETF     ETF       922908769       356         5                  Sole                   5
Vanguard Index Fds Value ETF       ETF       922908744     79038      1393                  Sole                1393
Vanguard Index Fds Growth ETF      ETF       922908736     45025       700                  Sole                 700
Vanguard Intl Eq Ind F Glb EX US   ETF       922042676      7867       156                  Sole                 156

Total $210062 (x 1000)

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